Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Income tax recovery	$ 4.6	$ 0.8
Income tax rates	26.63%	26.58%
Deductible temporary difference of deferred tax	$ 3.2	$ 3.5